ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands				6 Months Ended
	Jul. 08, 2015	Feb. 10, 2015	Jul. 15, 2014	Jun. 30, 2015	Jul. 01, 2015
Make Me Reach SAS [Member]
Business Acquisition [Line Items]
Percent of equity acquired		100.00%
Consideration paid with cash		$ 6,394
Value of shares of common stock paid in acquisition		$ 4,378
Shares issued for acquisition		1,437,510
Acquisition related costs incurred		$ 123
Make Me Reach SAS [Member] | MakeMeReach Founder [Member]
Business Acquisition [Line Items]
Additional consideration required to be paid with cash subject to retention conditions		442
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions		442
Make Me Reach SAS [Member] | MakeMeReach Employee [Member]
Business Acquisition [Line Items]
Consideration paid with cash		144
Value of shares of common stock paid in acquisition		$ 63
Shares issued for acquisition		18,998
Additional consideration required to be paid with cash subject to retention conditions		$ 360
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions		208
Aggregate retention payments		$ 775
Grow Mobile [Member]
Business Acquisition [Line Items]
Percent of equity acquired			100.00%
Maximum milestones-based contingent consideration			$ 25,000
Net gain on reversal of contingent payment				$ 6,564
Reversal of previously accrued contingent payment				9,064
Release of accrued contingent payment				$ 2,500
Grow Mobile [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Consideration paid with cash	$ 1,500
Value of shares of common stock paid in acquisition	$ 1,000
Shares issued for acquisition	315,263
Aggregate retention payments					$ 450
Total consideration of in cash and in shares	$ 2,500
Amount of deposit to be release from escrow fund	1,500
Amount of escrow deposit to be released immediately	1,000
Amount of escrow deposit to be released remaining balance	$ 500
Grow Mobile [Member] | Before Adjustment [Member]
Business Acquisition [Line Items]
Total consideration of in cash and in shares			$ 17,000